10-K Indebtedness - Convertible Notes Payable (Details)						1 Months Ended	6 Months Ended		12 Months Ended
	Mar. 30, 2023 USD ($)	Dec. 30, 2022 USD ($)	Dec. 23, 2022 USD ($)	Nov. 02, 2021 USD ($)	Jul. 19, 2021 USD ($) shares	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 USD ($) conversion_feature	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Shares issued upon conversion (in shares) | shares					808,582,252
Fair value of derivative liability											$ 804,000	$ 0
Accrued interest							$ 297,499		$ 1,961,477	$ 0
Proceeds from convertible note payable and SAFE notes							3,500,000	$ 0	5,000,000	25,206,788
Convertible Debt
Debt Instrument [Line Items]
Principal amount					$ 2,822,500
Amount converted					3,250,290
2019 Notes | Convertible Debt
Debt Instrument [Line Items]
Principal amount					2,822,500						$ 2,822,500
Interest rate (as a percent)											8.00%
Debt instrument term											2 years
Interest expense									0	119,757
Amortization of discount (premium)									0	234,500
Amount converted					3,250,290
Debt liquidity event (as a percent)											50.00%
Number of embedded conversion features | conversion_feature											2
Voluntary Conversion, sale of stock proceeds threshold											$ 4,000,000
Conversion price as a percentage of the price paid per share											80.00%
Conversion feature numerator											$ 20,000,000
Liquidity event, premium (as a percent)											100.00%
Accrued interest					$ 427,790
2019 Notes | Convertible Debt | Related Party
Debt Instrument [Line Items]
Principal amount											$ 2,717,500
Securities Purchase Agreement with SPAC Executive | Notes Payable, Other Payables
Debt Instrument [Line Items]
Interest rate (as a percent)			14.00%
Debt instrument term			24 months
Conversion feature numerator			$ 275,000,000
Maximum financing amount			8,500,000
Potential funding of additional proceeds			$ 3,500,000
Debt conversion price percentage			0.95
Proceeds from convertible note payable and SAFE notes	$ 3,500,000	$ 5,000,000
Securities Purchase Agreement with SPAC Executive | Notes Payable, Other Payables | Maximum
Debt Instrument [Line Items]
Conversion event, capital amount			$ 21,500,000
Loan Payable 2021 | Loans Payable
Debt Instrument [Line Items]
Principal amount				$ 2,000,000
Interest rate (as a percent)				10.00%
Interest expense on short term borrowings										33,472
Installment payments				$ 178,775
Short-term debt balance							$ 0		$ 177,297	$ 2,033,472
Loans Payable June 2022 | Loans Payable
Debt Instrument [Line Items]
Principal amount						$ 11,200,000		$ 11,200,000
Interest rate (as a percent)						2.00%		2.00%
Debt instrument term						12 months
Loans Payable June 2022 | Loans Payable | Related Party
Debt Instrument [Line Items]
Principal amount						$ 5,100,000		$ 5,100,000
Loans Payable June 2022 | Loans Payable | Payment prior to seven months
Debt Instrument [Line Items]
Prepayment fee (as a percent)						120.00%		120.00%
Loans Payable June 2022 | Loans Payable | Payment after seven months
Debt Instrument [Line Items]
Prepayment fee (as a percent)						6.00%		6.00%